Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted loss per share for the years ended December 31, 2019, 2020 and 2021 are calculated as follows:

	For the years ended December 31,
	2019	2020		2021
	Ordinary shares	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to Burning Rock Biotech Limited’s shareholder s	(169,156)	(304,440)	(102,795)	(664,244)	(104,236)	(132,453)	(20,785)
Accretion of convertible preferred shares	(165,011)	(48,359)	(16,329)	—	—	—	—

Net loss attributable to ordinary shareholders	(334,167)	(352,799)	(119,124)	(664,244)	(104,236)	(132,453)	(20,785)

Denominator:
Weighted-average number of ordinary shares outstanding	23,483,915	51,313,708	17,324,848	87,556,581	87,556,581	17,324,848	17,324,848
Effect of unvested restricted shares	—	(4,077)	—	(673,570)	(673,570)	—	—

Weighted-average number of ordinary shares outstanding – basic and diluted	23,483,915	51,309,631	17,324,848	86,883,011	86,883,011	17,324,848	17,324,848

Loss per share—basic and diluted	(14.23)	(6.88)	(6.88)	(7.65)	(1.20)	(7.65)	(1.20)